Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value of Investments
A summary of the fair value of the Plan's investments at December 31, 2025 and 2024 follows.

	2025	2024
	(in thousands)
Common Stock:
GE Aerospace Common Stock	$2,988,451	$1,763,873
GE Vernova Common Stock	—	703,492
Total Common Stock	$2,988,451	$2,467,365

Registered Investment Companies:
SSGA US Core Equity Fund(a)	1,663,121	2,309,195
SSGA Income Fund	391,318	397,883
SSGA Small-Cap Equity Fund	370,317	420,989
Total Registered Investment Companies	2,424,756	3,128,067

Collective Funds:(b)
Non-U.S. Equity Index Fund (MSCI ACWI EX-US Index NL Fund F)	1,823,383	1,221,120
U.S. Aggregate Bond Index Fund (US Debt Index NL Fund F)	1,290,988	1,061,299
U.S. Large-Cap Equity Index Fund (Equity Index NL Fund F)	2,414,333	2,127,712
U.S. Mid-Cap Equity Index Fund (Mid Cap Equity NL Fund F)	571,284	569,870
U.S. Small-Cap Equity Index Fund (Russell 2000 Index NL Fund F)	477,821	478,406
U.S. Treasury Inflation-Protected Securities Index Fund (US TIPS NL Fund F)	109,146	216,581
Enhanced Roll Yield Index Fund F	19,370	—
FTSE All Equity REITS Index Non-Lending Fund (FTSE NAREIT All Equity REITS Index)	129,896	—
Long Term Government Bond Index Non-Lending Fund	63,614	—
Long Term Credit Bond Index Non-Lending Fund	86,268	—
Global Core Infrastructure Index Non-Lending Fund	82,185	—
0-5 Year U.S. TIPS Non-Lendable Fund	146,029	—
Russell 1000 Index Non-Lendable Fund F	2,326,436	1,847,971
State Street Custom Government Reserves Fund	806,519	737,220
State Street Custom Short Term Interest Fund (State Street Custom Short Term NL S)	196,500	180,985
Arrowstreet US Equity Collective Fund (a)	712,743	—
Mercer GE International Equity Fund	434,053	319,255
Commodity Index Daily Fund	—	35,219
BlackRock Developed Real Estate Index Non-Lendable Fund	—	147,116
Total Collective Funds	11,690,568	8,942,754

Total investments at fair value	$17,103,775	$14,538,186
(a) Effective in 2025, the RSP US Equity Fund is a separate account that invests in a combination of the Arrowstreet US Equity Collective Fund and SSGA US Core Equity Fund (which are not otherwise offered as direct investment options in the Plan), representing a variety of asset classes.
(b) The Target Retirement Date Funds are separate accounts that invest in a combination of the Index Funds as well as the Commodity Index Daily Fund, BlackRock Developed Real Estate Index Non-Lendable Fund , Enhanced Roll Yield Index Fund, FTSE All Equity REITS Index Non-Lending Fund, Long Term Government Bond Index Non-Lending Fund, Long Term Credit Bond Index Non-Lending Fund, Global Core Infrastructure Index Non-Lending Fund, 0-5 Year U.S. TIPS Non-Lendable Fund, and the Russell 1000 Index Non-Lendable Fund (which are not otherwise offered as direct investment options in the Plan), representing a variety of asset classes.
The Plan's investments measured at fair value on a recurring basis at December 31, 2025 follow.

	Level 1	Level 2	Total
Investments	(in thousands)

Common Stock	$2,988,451	$—	$2,988,451
Registered Investment Companies	2,424,756	—	2,424,756
	$5,413,207	$—	$5,413,207
Investments measured at net asset value(a)
Collective Funds			11,690,568
Total investments at fair value			$17,103,775

The Plan’s investments measured at fair value on a recurring basis at December 31, 2024 follow.

	Level 1	Level 2	Total
Investments	(in thousands)

Common Stock	$2,467,366	$—	$2,467,366
Registered Investment Companies	3,128,067	—	3,128,067
	$5,595,433	$—	$5,595,433
Investments measured at net asset value(a)
Collective Funds			8,942,753
Total investments at fair value			$14,538,186
(a) The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for plan benefits. Investments in collective funds are valued based on the year-end unit NAV. The NAV is used as a practical expedient to estimate fair value. These investments are priced daily and there are no unfunded commitments or redemption restrictions associated with the funds. The State Street Government Reserve Fund as included in the above collective funds total, comprises of interest-bearing cash and does not file as direct filing entity with the DOL.